Inventories - Schedule of Inventories (Details) - USD ($)	Sep. 30, 2025	Dec. 31, 2024	Dec. 31, 2023
Schedule Of Inventories Abstract
Finished Goods	$ 444,981	$ 461,254	$ 531,302
Work-in-Process	1,073,154	936,181	989,712
Raw Materials	762,135	1,074,132	1,235,336
Total Inventory	$ 2,280,270	$ 2,471,567	$ 2,756,350